Unit Activity - Schedule of Movement in Number of Common Units, Subordinated Units and General Partner Units (Detail) - shares							12 Months Ended
	Nov. 09, 2017	Jun. 30, 2017	Feb. 02, 2017	Jan. 10, 2017	Jan. 06, 2017	Jun. 02, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Number of Preferred Units, Outstanding							3,750,000
Series A Preferred Unit [Member]
Class of Stock [Line Items]
Number of Preferred Units Sold		1,666,667	2,083,333
Common Units [Member]
Class of Stock [Line Items]
Subordinated units converted to common units								8,567,500
Public offering	3,000,000			2,500,000	2,500,000	5,000,000
Number of Units							32,694,094	27,194,094	18,626,594
General Partner Unit [Member]
Class of Stock [Line Items]
Public offering	56,443
Number of General Partner Units Outstanding							615,117	558,674	558,674
Subordinated Units [Member]
Class of Stock [Line Items]
Subordinated units converted to common units							(8,567,500)	(8,567,500)
Number of Units									8,567,500